7. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Details Narrative
Common Stock, authorized	500,000,000	500,000,000	500,000,000
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares outstanding	127,368,088	117,003,803	100,200,000